Cover Page	Mar. 22, 2023
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Mar. 22, 2023
Entity Registrant Name	Utz Brands, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38686
Entity Tax Identification Number	85-2751850
Entity Address, Address Line One	900 High Street
Entity Address, City or Town	Hanover
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	17331
City Area Code	717
Local Phone Number	637-6644
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001739566
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Former Address
Document Information [Line Items]
Entity Registrant Name	N/A